Right-of-Use assets - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 54.0	€ 35.3
Birkenstock Australia Pty Ltd [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 5.7